LONG-TERM DEBT - Narrative (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,360.0
Maximum ratio of senior debt to EBITDA	3.5	3.5
Maximum ratio of total debt to EBITDA	4	4
Maximum ratio of senior debt to adjusted capital	0.6	0.6
Letter of credit amount outstanding	$ 43.0			$ 26.2
Long-term debt	1,940.1		$ 1,000.0	$ 3,186.3
Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	1,395.5
Syndicated Unsecured Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	2,260.0
Unsecured Operating Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	100.0
Unsecured Demand Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Letter of credit amount outstanding	60.0
Private And Public Senior Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,540.0
Private senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	65.0	$ 332.0
Private senior notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 330.5
Cdn$550.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	4.968%	4.968%
Cdn$550.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 550.0
Cdn$450.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	5.503%	5.503%
Cdn$450.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 450.0